Fair Value Of Financial Instruments (Information On The Investments Where NAV Per Share Is Calculated) (Details) In Billions, unless otherwise specified							6 Months Ended				12 Months Ended		6 Months Ended				12 Months Ended		6 Months Ended				12 Months Ended		6 Months Ended				12 Months Ended
	Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Mar. 31, 2011 JPY (¥)		Sep. 30, 2011 Hedge Funds [Member] USD ($)		Sep. 30, 2011 Hedge Funds [Member] JPY (¥)		Mar. 31, 2011 Hedge Funds [Member] JPY (¥)		Sep. 30, 2011 Venture Capital Funds [Member] USD ($)		Sep. 30, 2011 Venture Capital Funds [Member] JPY (¥)		Mar. 31, 2011 Venture Capital Funds [Member] JPY (¥)		Sep. 30, 2011 Private Equity [Member] USD ($)		Sep. 30, 2011 Private Equity [Member] JPY (¥)		Mar. 31, 2011 Private Equity [Member] JPY (¥)		Sep. 30, 2011 Real Estate Funds [Member] USD ($)		Sep. 30, 2011 Real Estate Funds [Member] JPY (¥)		Mar. 31, 2011 Real Estate Funds [Member] JPY (¥)
Fair Value	$ 2.23	[1]	¥ 172.00	[1]	¥ 165.00	[1]	$ 1.12	[1]	¥ 86.00	[1]	¥ 91.00	[1]	$ 0.05	[1]	¥ 4.00	[1]	¥ 2.00	[1]	$ 0.88	[1]	¥ 68.00	[1]	¥ 64.00	[1]	$ 0.18	[1]	¥ 14.00	[1]	¥ 8.00	[1]
Unfunded Commitments	$ 0.39	[2]	¥ 31.00	[2]	¥ 38.00	[2]	$ 0	[2]	¥ 0	[2]	¥ 0	[2]	$ 0.01	[2]	¥ 1.00	[2]	¥ 0	[2]	$ 0.19	[2]	¥ 15.00	[2]	¥ 23.00	[2]	$ 0.19	[2]	¥ 15.00	[2]	¥ 15.00	[2]
Redemption Frequency							Monthly	[3]	Monthly	[3]	Weekly/Monthly	[3]	—	[3]	—	[3]	—	[3]	Quarterly	[3]	Quarterly	[3]	Quarterly	[3]	—	[3]	—	[3]	—	[3]
Redemption Notice Period							Same day-95 days	[4]	Same day-95 days	[4]	Same day-95 days	[4]	—	[4]	—	[4]	—	[4]	30 days	[4]	30 days	[4]	30 days	[4]	—	[4]	—	[4]	—	[4]

[1]	Fair value generally determined using NAV per share as a practical expedient.
[2]	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
[3]	The range in frequency with which Nomura can redeem investments.
[4]	The notice period required to be provided before redemption is possible.